EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS/(LOSS) PER SHARE [Abstract]
Schedule of Calculation of Numberator and Denominator

Basic earnings/(loss) per share and diluted earnings/(loss) per share have been calculated as follows:

	2010	2011	2012
	RMB	RMB	RMB
Numerator:
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.	881,873,227	273,342,819	(1,542,422,068)
Series A Redeemable Convertible Preferred Shares accretion	(13,433,242)	-	-
Series B Redeemable Convertible Preferred Shares accretion	(17,479,734)	-	-
Allocation to preferred shareholders	(15,156,606)	-	-
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Basic	835,803,645	273,342,819	(1,542,422,068)
Dilutive effect of Preferred Shares	46,069,582	-	-
Dilutive effect of convertible senior notes interest	-	19,855,810	-
Dilutive effect of exchange gain on convertible senior notes	-	(21,567,522)	-
Dilutive effect of change in fair value of convertible senior notes	-	(398,030,217)	-
Net income / (loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders-Diluted	881,873,227	(126,399,110)	(1,542,422,068)

Denominator:
Denominator for basic calculation-weighted average number of ordinary shares outstanding	74,896,543	93,966,535	88,752,706
Dilutive effect of share options	1,131,653	1,367,900	-
Dilutive effect of preferred shares	4,719,884	-	-
Dilutive effect of convertible senior notes	-	7,352,536	-
Denominator for diluted calculation-weighted average number of ordinary shares outstanding	80,748,080	102,686,971	88,752,706

Basic earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	11.16	2.91	(17.38)
Diluted earnings/(loss) per share attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	10.92	(1.23)	(17.38)